Note 13 - Right-of-use assets, net and lease liabilities - Evolution of Lease Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Note 13 - Right-of-use assets, net and lease liabilities
Opening net book amount	$ 144,926		$ 134,433
Changes due to business combinations			(35)	[1]
Translation differences	5,713		(4,565)
Additions	64,132		91,005
Cancellations	(6,315)		(8,377)
Repayments	(71,712)	[2]	(73,639)
Interest accrued	6,505		6,104
Ending net book amount	$ 143,249		$ 144,926

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisitions.
[2]	For the year 2025, includes repayments of $66.9 million in capital and $4.8 million of interest.